Dividend Recapitalization - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 17, 2018	Jul. 02, 2018	Feb. 03, 2017	Nov. 03, 2018	Oct. 28, 2017	May 05, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Feb. 03, 2017	Jan. 28, 2017	Jan. 30, 2016	Feb. 04, 2017
Dividends Payable [Line Items]
Dividend paid to common stockholders			$ 735,500
Compensation expense				$ 2,600	$ 1,900		$ 54,700	$ 7,600
Bonus paid							5,400				$ 5,400
Accrued bonus											4,600		$ 4,600
Payment of accrued outstanding interest			11,000				127,253	122,263	$ 152,178		$ 126,919	$ 132,800
Capitalized debt issuance costs			24,600							$ 24,600
Loss on the debt refinancing			21,100	$ (6,246)	$ 1,402		$ (25,405)	$ (21,061)
Write-off ,deferred debt issuance costs			9,788						9,788
Deferred Bonus [Member]
Dividends Payable [Line Items]
Compensation expense						$ 800			800
2011 Plan and the 2012 Director Stock Option Plan [Member]
Dividends Payable [Line Items]
Payments to stock option holders			67,500
2011 Plan and the 2012 Director Stock Option Plan [Member] | Selling, General and Administrative Expenses [Member]
Dividends Payable [Line Items]
Compensation expense			67,500
First Lien Term Loan [Member]
Dividends Payable [Line Items]
Term loan, refinanced and upsized			1,925,000							1,925,000
Term loan, original issue discount			$ 4,800							$ 4,800
Term loan, maturity date			Feb. 03, 2024							Feb. 03, 2024
Write-off ,deferred debt issuance costs			$ 3,100
Second Lien Term Loan [Member]
Dividends Payable [Line Items]
Term loan, refinanced and upsized			625,000						625,000	$ 625,000
Term loan, original issue discount			6,200						$ 6,200	6,200
Term loan, maturity date									Feb. 03, 2025
Loss on the debt refinancing		$ 19,200
Write-off ,deferred debt issuance costs		$ 13,000	4,500
Amended And Restated ABL Facility [Member]
Dividends Payable [Line Items]
Credit facility, borrowed			$ 340,000							$ 340,000
Credit facility, maturity period	Aug. 17, 2023		Feb. 03, 2022							Feb. 03, 2022